Transition Period Comparative Data (Tables)	12 Months Ended
Oct. 31, 2021
Transition Period Comparative Data Abstract
Schedule of table presents certain consolidated financial information
	For the Ten Months Ended	For the Ten Months Ended
	October 31, 2021	October 31, 2020
		(Unaudited)

Product sales, net	$1,644,208	$1,083,212

Cost of sales	1,447,901	678,574

Gross profit	196,307	404,638

Operating Expenses:
Compensation and related expenses, includes $2,871,721 of stock-based compensation in 2021	3,338,022	506,184
Professional and consulting expenses, includes $1,862,709 of stock-based compensation in 2021	2,979,610	403,652
Professional and consulting expenses - related party, includes $1,356,507 of stock-based compensation in 2021	1,366,507	-
Product development expense, includes $3,036,286 and $360,000 of stock-based expense in 2021 and 2020, respectively	3,036,286	360,000
Selling and marketing expenses	835,723	161,859
General and administrative expenses	527,818	153,720

Total Operating Expenses	12,083,966	1,585,415

Operating Loss from Continuing Operations	(11,887,659)	(1,180,777)

Other Expense:
Interest expense, net	(1,245,873)	(8,783)
Change in fair value of derivative liabilities	289,874	-
Gain on extinguishment of debt	26,629	-
Gain on forgiveness of debt	14,754	-
Other income	-	5,000

Total Other Expense, net	(914,616)	(3,783)

Loss from Continuing Operations	(12,802,275)	(1,184,560)

Provision for Income Taxes	-	-

Loss from Continuing Operations	(12,802,275)	(1,184,560)

Discontinued Operations:
Income from Disposal of Discontinued Operations Before Provision for Income Taxes	-	38,203

Income from Discontinued Operations	-	38,203

Net Loss	$(12,802,275)	$(1,146,357)

BASIC AND DILUTED LOSS PER COMMON SHARE:
Continuing operations - basic and diluted	$(0.56)	$(0.07)
Discontinued operations - basic	$0.00	$0.00
Discontinued operations - diluted	$0.00	$0.00

WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	23,062,353	17,059,912
Diluted	23,062,353	17,059,912

Schedule of cash flows from operating activities
	For the Ten Months Ended	For the Ten Months Ended
	October 31, 2021	October 31, 2020
		(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from continuing operations	$(12,802,275)	$(1,146,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation on property and equipment and finance ROU assets	113,531	176
Amortization on intangible assets	8,837	-
Common stock and warrant issued for stock-based compensation	2,871,721	213,841
Common stock and warrants issued for services – related party	1,356,507	-
Common stock and warrant issued for services	1,862,709	598,268
Common stock and warrant issued for product development	69,219	-
Common stock issued pursuant to lock-up agreements	36,688	-
Common stock issued pursuant an asset acquisition transaction (see Note 4)	2,969,334	-
Gain on extinguishment of debt and accounts payable	(26,629)	-
Gain on forgiveness of debt	(14,754)	-
Amortization of debt discount	1,012,554	-
Change in fair value of derivative liabilities	(289,874)	-
Change in operating assets and liabilities:
Inventory	4,743	-
Prepaid expenses and other current assets	(47,053)	(14,319)
Accounts payable	129,389	4,725
Accrued expense and other liabilities	(55,664)	111,867
Unredeemed gift cards	29,341	5,462

Net cash used in operating activities	(2,771,676)	(226,337)

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds (payments) from acquisition of a subsidiaries	(60,000)	4,917
Purchases of property and equipment	(167,824)	(3,168)

Net cash (used by) provided by investing activities	(227,824)	1,749

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance cost	4,368,796	100,006
Proceeds from notes payable	-	164,612
Proceeds from convertible note payable, net of debt discount	1,581,450	-
Proceeds from convertible note payable - related party, net of debt discount	100,000	-
Proceeds from advances payable	332,900	59,000
Repayment of convertible notes payable	(1,195,920)	-
Repayment of note payable - in default	-	(3,738)
Repayments of advance payable	(312,752)	(45,347)
Repayment of convertible notes payable - related party	(46,931)	-

Net cash provided by financing activities	4,827,543	274,533

Net Change in Cash	1,828,043	49,945

Cash - beginning of period	447,354	7,137

Cash - end of period	$2,275,397	$57,082